Convertible Credit Facility - Monte Carlo Valuation Model Assumptions (Detail) (CAD)	12 Months Ended
	Dec. 31, 2013 ExchangeRate	Dec. 31, 2012 ExchangeRate
Line of Credit Facility [Line Items]
Floor conversion price	8.88	8.88
Ceiling conversion price	11.88	11.88
Common share price	0.84	2.05
Expected volatility	71.00%	70.00%
Risk-free rate of return	3.11%	2.26%
Spot Cdn$ exchange rate	0.94	1.01
Minimum [Member]
Line of Credit Facility [Line Items]
Forward Cdn$ exchange rate curve	0.92	0.96
Maximum [Member]
Line of Credit Facility [Line Items]
Forward Cdn$ exchange rate curve	0.94	1.01